SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Current assets:
Cash and cash equivalents		$ 83,496		¥ 853,740		¥ 581,281
Restricted cash		16,726				116,441
Short-term investments				252,805
Accounts receivable		9,372		28,569	¥ 20,398	65,247
Notes receivable		3,388				23,587
Inventories		69,848		210,836		486,271
Prepayments and other current assets		29,965		161,147		208,604	¥ 159,776
Total current assets		212,795		1,507,097		1,481,431
Property and equipment		4,286		20,302		29,836
Intangible assets, net		1,152		4,503		8,022
Long-term investments		20		11,140		140
Operating lease right-of-use assets		12,620				87,855	62,408
Other non-current assets		432		3,376		3,009
Total assets		231,305		1,546,418		1,610,293	1,607,455
Current liabilities
Short-term borrowings		(13,658)				(95,081)
Accounts payable		(63,825)		(212,258)		(444,334)
Accrued expenses and other current liabilities		(33,613)		(102,261)		(234,008)	(122,056)
Total current liabilities		(111,096)		(314,519)		(773,423)
Long-term operating lease liabilities		(8,189)				(57,011)	(41,242)
Total liabilities		(120,138)		(322,654)		(836,370)	¥ (383,691)
Product revenues		567,677	¥ 3,952,053	1,785,970	959,486
Total cost and expenses		(638,566)	(4,445,566)	(2,186,345)	(1,213,508)
Net income (loss)		(71,764)	(499,606)	(380,091)	(248,580)
Net cash used in operating activities		(73,599)	(512,382)	(343,018)	(204,372)
Net cash used in investing activities		34,140	237,675	44,454	(36,125)
Net cash provided by financing activities		$ 15,655	108,987	972,697	49,500
Short-term investments
Impairment on available-for-sale debt securities			0	0	0
VIEs
Current assets:
Cash and cash equivalents				8,527		40,964
Restricted cash						12,631
Accounts receivable				28,351		60,173
Notes receivable						23,274
Inventories				210,285		389,195
Prepayments and other current assets				133,655		171,318
Total current assets				380,818		697,555
Property and equipment				9,962		15,599
Intangible assets, net				382		774
Long-term investments				11,140		140
Operating lease right-of-use assets						67,103
Other non-current assets				1,446		2,078
Total assets				403,748		783,249
Current liabilities
Short-term borrowings						(65,081)
Accounts payable				(211,954)		(394,242)
Accrued expenses and other current liabilities				(50,356)		(149,111)
Total current liabilities				(262,310)		(608,434)
Long-term operating lease liabilities						(47,750)
Total liabilities				(262,310)		¥ (656,184)
Product revenues			3,302,818	1,785,757	959,153
Total cost and expenses			(3,383,187)	(1,809,656)	(930,567)
Net income (loss)			(80,369)	(23,899)	28,586
Net cash used in operating activities			(263,750)	(112,425)	(124,409)
Net cash used in investing activities			(4,684)	¥ (7,308)	¥ (54)
Net cash provided by financing activities			¥ 87,892
Percentage of consolidated revenues	3.00%	84.00%	84.00%	99.00%	99.00%
Percentage of consolidated total assets		49.00%	49.00%	26.00%
Percentage of consolidated total liabilities		78.00%	78.00%	81.00%
Yao Fang or WFOE | VIEs
Current liabilities
Advertising fees and marketing fees charged by WFOE			¥ 126,831	¥ 79,742	¥ 162,844